Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	€ 564,758	€ 473,195	€ 1,348,926	€ 1,117,368
Adjusted EBITDA	186,329	162,636	429,982	387,017
IPO-related costs		(5,247)	(7,460)	(14,739)
Realized and unrealized FX gains / losses	(4,157)	(3,596)	(21,295)	(51,350)
Share-based compensation expenses		(14,817)	(3,591)	(18,085)
Secondary offering related costs	(1,890)		(1,890)
Other		268		(5,455)
EBITDA	180,282	139,244	395,746	297,388
Depreciation and amortization	(24,809)	(21,233)	(72,193)	(61,807)
Finance costs, net	(44,578)	(26,694)	(108,017)	(81,358)
Profit before tax	110,895	91,317	215,536	154,223
Total Reportable Segments
Disclosure of operating segments [line items]
Revenue	563,957	472,096	1,345,319	1,113,538
Adjusted EBITDA	196,281	169,272	448,938	396,491
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Revenue	282,865	244,101	718,364	617,452
Adjusted EBITDA	89,922	88,283	234,573	242,118
Total Reportable Segments | Europe
Disclosure of operating segments [line items]
Revenue	217,405	181,274	473,081	386,044
Adjusted EBITDA	84,220	65,643	165,322	120,695
Total Reportable Segments | APMA
Disclosure of operating segments [line items]
Revenue	63,687	46,721	153,874	110,042
Adjusted EBITDA	22,139	15,346	49,043	33,678
Corporate / Other
Disclosure of operating segments [line items]
Revenue	801	1,099	3,607	3,830
Adjusted EBITDA	€ (9,952)	€ (6,636)	€ (18,956)	€ (9,474)